LEASES (Details 2) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Gross	$ 2,017	$ 13,175
Interest	49	69
Present Value	1,968	13,106
Less than one year [member]
Gross	1,180	12,001
Interest	49	69
Present Value	1,131	11,932
Between one and five years [member]
Gross	837	1,174
Interest	0	0
Present Value	837	1,174
More than five years [member]
Gross	0	0
Interest	0	0
Present Value	$ 0	$ 0